Schedule of Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2015	Dec. 31, 2014
Net operating loss carryforwards	€ 18,295	€ 22,366
Elimination of intercompany profit in inventory	172	156
Elimination of intercompany profit in fixed assets	199	145
Other items	335	283
Total deferred tax assets	19,263	23,172
capital leases treated as operating leases for tax	0	(3)
Provisions for retirement indemnities	262	222
Other items	(4)	(4)
Total deferred tax liabilities	(4)	(7)
Net deferred tax assets	19,259	23,165
Valuation allowance for deferred tax assets	€ (19,212)	€ (23,125)